UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 28, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Government Agencies - 39.4%	Purchase (%)	Amount($)		Value($)
Federal Farm Credit Bank:
3/3/17	0.83	15,000,000	[a]	15,000,000
3/8/17	0.78	10,000,000	[a]	10,006,640
3/16/17	0.77	33,000,000	[a]	32,992,418
3/25/17	0.74	50,000,000	[a]	50,000,000
3/29/17	0.90	25,000,000	[a]	25,004,764
Federal Home Loan Bank:
3/1/17	0.74	65,000,000	[a]	65,006,937
3/1/17	0.80	50,000,000	[a]	49,998,097
3/3/17	0.53	200,000,000		199,994,111
3/6/17	0.75	50,000,000	[a]	49,998,500
3/8/17	0.86	50,000,000	[a]	50,000,000
3/14/17	0.84	25,000,000	[a]	24,996,151
3/19/17	0.78	50,000,000	[a]	50,000,000
3/21/17	0.73	50,000,000	[a]	50,000,000
3/25/17	0.79	25,000,000	[a]	24,999,847
4/19/17	0.97	50,000,000	[a]	50,000,000
4/26/17	0.55	117,000,000		116,899,900
5/5/17	0.58	75,000,000		74,921,458
Federal Home Loan Mortgage Corp.:
5/4/17	0.56	100,000,000	[a,b]	100,000,000
Total U.S. Government Agencies
(cost $1,039,818,823)				1,039,818,823

U.S. Treasury Floating Rate Notes - 1.5%
3/1/17
(cost $40,012,979)	0.75	40,000,000	[a]	40,012,979
U.S. Treasury Notes - 9.1%
3/31/17	0.55	90,000,000		90,199,233
6/15/17	0.60	150,000,000		150,116,260
Total U.S. Treasury Notes
(cost $240,315,493)				240,315,493
Repurchase Agreements - 49.9%

Bank of Nova Scotia	0.52	150,000,000		150,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $150,002,167 (fully
collateralized by $23,487,750
Agency Debentures, 1.13%-6.25%,
due 4/15/19-5/15/29, value
$28,626,566, $59,502,456 Agency
Mortgage-Backed Securities, Interest
Only, due 12/1/36-9/1/45, value
$29,751,756 and $91,243,088 U.S.
Treasuries, 0.13%-1.25%, due
4/30/18-7/15/21, value
$94,621,712)

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized Yield
Repurchase Agreements - 49.9%	on Date of	Principal
(continued)	Purchase (%)	Amount($)		Value($)
BNP Paribas	0.51	150,000,000		150,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $150,002,125 (fully
collateralized by $152,150,100 U.S.
Treasuries, 0.81%-3%, due 1/31/18-
5/15/45, value $153,000,080)

Credit Agricole CIB	0.52	269,000,000		269,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $269,003,886 (fully
collateralized by $297,860,178 U.S.
Treasuries (including strips), 0%-
4.50%, due 6/30/18-11/15/45,
value $274,380,006)

HSBC USA Inc.	0.51	525,000,000		525,000,000
Tri-Party Agreement thru JPMorgan
Chase Bank, dated 2/28/17, due
3/1/17 in the amount of
$525,007,438 (fully collateralized by
$528,429,300 U.S. Treasuries
(including strips), 0%-3.13%, due
3/2/17-11/15/41, value
$535,504,939)

Merrill Lynch & Co. Inc.	0.75	75,000,000	[c]	75,000,000
Tri-Party Agreement thru BNY
Mellon, dated 11/7/16, due 6/6/17
in the amount of $75,020,440 (fully
collateralized by $702,765,054
Agency Collateralized Mortgage
Obligation, Interest Only, due
7/15/45-5/20/63, value
$81,000,000)

Mizuho Securities USA	0.53	50,000,000		50,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $50,000,736 (fully
collateralized by $47,317,200 U.S.
Treasuries, 0.13%-3.75%, due
4/15/17-2/15/46, value
$51,000,078)

Natixis New York Branch	0.51	100,000,000		100,000,000
Tri-Party Agreement thru BNY
Mellon, dated 2/28/17, due 3/1/17
in the amount of $100,001,417 (fully
collateralized by $99,302,926 U.S.
Treasuries (including strips), 0%-
8%, due 4/30/17-8/15/45, value
$102,000,003)
Total Repurchase Agreements
(cost $1,319,000,000)				1,319,000,000

Total Investments (cost $2,639,147,295)	99.9%	2,639,147,295
Cash and Receivables (Net)	.1%	1,554,104
Net Assets	100.0%	2,640,701,399

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c

Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of February 28, 2017 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At February 28, 2017, these securities amounted to $75,000,000 or 2.84% of net assets.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,639,147,295
Level 3 - Significant Unobservable Inputs	-
Total	2,639,147,295

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Securities Money Market Fund
February 28, 2017 (Unaudited)

	Annualized Yield
	on Date of	Principal
U.S. Treasury Bills - 77.5%	Purchase (%)	Amount($)		Value($)
3/16/17	0.50	278,000,000		277,942,029
3/23/17	0.49	400,000,000		399,880,772
4/27/17	0.50	450,000,000		449,646,917
3/15/17	0.49	474,000,000		473,909,385
3/2/17	0.44	63,000,000		62,999,226
3/9/17	0.50	53,000,000		52,994,162
3/30/17	0.54	300,000,000		299,870,708
4/6/17	0.52	100,000,000		99,947,750
4/13/17	0.46	242,000,000		241,868,336
4/20/17	0.50	340,000,000		339,766,215
5/4/17	0.51	166,000,000		165,850,969
5/11/17	0.52	100,000,000		99,898,431
5/18/17	0.53	200,000,000		199,772,500
7/6/17	0.63	225,000,000		224,501,261
Total U.S. Treasury Bills
(cost $3,388,848,661)				3,388,848,661

U.S. Treasury Floating Rate Notes - 9.1%
3/1/17	0.65	50,000,000	[a]	50,009,644
3/1/17	0.69	150,000,000	[a]	150,007,119
3/1/17	0.75	20,000,000	[a]	19,990,959
3/1/17	0.75	175,000,000	[a]	175,056,094
Total U.S. Treasury Floating Rate
Notes
(cost $395,063,816)				395,063,816
U.S. Treasury Notes - 13.4%
4/15/17	0.50	114,975,000		115,025,052
4/30/17	0.51	120,000,000		120,070,869
4/30/17	0.52	130,000,000		129,993,795
6/15/17	0.56	90,000,000		90,081,883
10/31/17	0.86	130,000,000		130,865,847
Total U.S. Treasury Notes
(cost $586,037,446)				586,037,446

Total Investments (cost $4,369,949,923)		100.0%		4,369,949,923
Cash and Receivables (Net)		.0%		1,674,159
Net Assets		100.0%		4,371,624,082

a	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

STATEMENT OF INVESTMENTS
General Treasury Securities Money Market Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,369,949,923
Level 3 - Significant Unobservable Inputs	-
Total	4,369,949,923

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)